Revenues	12 Months Ended
Dec. 31, 2018
Revenues
Revenues

8. Revenues

        The Partnership has recognized the following amounts relating to revenues:

	For the year ended December 31,
	2016	2017	2018
Revenues from time charters	317,489	371,146	341,066
Revenues from the Cool Pool	—	—	11,475

Total	317,489	371,146	352,541

        Revenues from the Cool Pool relate only to the pool revenues received from a GasLog Partners vessel operating in the Cool Pool and do not include the Net pool allocation to GasLog Partners of a gain of $3,700 for the year ended December 31, 2018 (nil for the years ended December 31, 2017 and December 31, 2016).